Organization and Summary of Significant Accounting Policies - Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Jan. 01, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets	$ 19,167	$ 21,178
Noncurrent operating lease liabilities	$ 20,485	22,997
Finance leases		1,163
Noncurrent finance lease liabilities		$ 619
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets			$ 23,700
Noncurrent operating lease liabilities			28,800
Finance leases			1,800
Noncurrent finance lease liabilities			1,800
Total lease liabilities			$ 5,100